Prepayments, receivables and other assets	12 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, receivables and other assets
13.
Prepayments, receivables and other assets

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Current:
Accounts receivable and contract assets, net of allowance	31,172	36,020
Inventories	18,887	18,909
VAT receivables, net of allowance	26,336	32,303
Prepaid cost of revenue, sales and marketing and other expenses	20,556	22,556
Advances to/receivables from customers, merchants and others	52,976	90,671
Amounts due from related companies	12,058	21,587
Interest receivables	6,533	4,198
Deferred direct selling costs and cost of revenue (i)	5,365	5,479
Others	28,292	20,114
	202,175	251,837
Non-current:
Operating lease right-of-use assets	39,202	45,524
Deferred tax assets (Note 7)	13,161	13,957
Film costs and prepayment for licensed copyrights and others	12,889	10,964
Prepayment for acquisition of property and equipment	6,799	3,787
Others	11,380	20,764
	83,431	94,996

(i)
The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions, and certain costs associated with cloud services. The membership fees and cloud services revenue are initially deferred and recognized as revenue in the consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the consolidated income statements in the same period as the related service fees and revenue are recognized.